Income Taxes - Changes in Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 39.9	$ 33.6
Credited to net earnings	8.8	9.9
Credited (charged) directly to equity	1.1	0.3
Deferred Tax Relating To Business Combinations, Deferred Tax Asset	(1.1)
Effects of foreign exchange	(0.4)	0.9
Other	(2.8)	(4.8)
Deferred tax assets, ending balance	47.7	39.9
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	32.3	28.4
Charged (credited) to net earnings	0.0	6.6
Additions from business combinations	30.7
Charged (credited) directly to equity		0.8
Effects of foreign exchange	0.0	1.3
Other	(2.8)	(4.8)
Deferred tax liabilities, ending balance	60.2	32.3
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	27.2	26.4
Charged (credited) to net earnings	(0.2)	(0.2)
Effects of foreign exchange	0.2	1.0
Deferred tax liabilities, ending balance	27.2	27.2
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	10.5	9.6
Credited to net earnings	7.2	0.9
Deferred Tax Relating To Business Combinations, Deferred Tax Asset	(0.1)
Effects of foreign exchange	(0.1)
Deferred tax assets, ending balance	17.7	10.5
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	0.7	(0.2)
Credited to net earnings	2.1	0.4
Credited (charged) directly to equity		0.6
Effects of foreign exchange		(0.1)
Deferred tax assets, ending balance	2.8	0.7
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	72.2	62.9
Credited to net earnings	(3.2)	8.6
Credited (charged) directly to equity		(0.3)
Effects of foreign exchange	0.2	1.0
Deferred tax assets, ending balance	69.2	72.2
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	45.5	52.1
Charged (credited) to net earnings	0.2	(6.7)
Additions from business combinations	30.7
Effects of foreign exchange	(0.2)	0.1
Deferred tax liabilities, ending balance	76.2	45.5
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance		11.4
Credited to net earnings	2.7
Credited (charged) directly to equity	1.1
Deferred Tax Relating To Business Combinations, Deferred Tax Asset	(1.0)
Effects of foreign exchange	(0.5)
Other	(3.1)	(11.4)
Deferred tax assets, ending balance	1.2
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	3.1	0.0
Charged (credited) to net earnings		13.5
Charged (credited) directly to equity		0.8
Effects of foreign exchange		0.2
Other	(3.1)	(11.4)
Deferred tax liabilities, ending balance	0.0	3.1
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(43.5)	(50.1)
Other	0.3	6.6
Deferred tax assets, ending balance	(43.2)	(43.5)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(43.5)	(50.1)
Other	0.3	6.6
Deferred tax liabilities, ending balance	$ (43.2)	$ (43.5)